UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------

Check here if Amendment [  ]: Amendment Number:
                                               --------------
                                         _
       This Amendment (Check only one): |_| is a restatement
                                        |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:        Starwood Real Estate Securities, LLC
Address:     591 West Putnam Avenue
             Greenwich, CT 06830


Form 13F File Number:  028-12189
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Steven N. Gottschalk
Title:       Chief Financial Officer and Chief Compliance Officer
Phone:       203-422-7739

Signature, Place and Date of Signing:


   /s/ Steven N. Gottschalk          Greenwich, CT          February 14, 2012
------------------------------     ------------------       -----------------
         [Signature]                 [City, State]              [Date]

Report Type (Check only one):
 _
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
 _
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 _
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              0
                                                       -------------------
Form 13F Information Table Entry Total:                        25
                                                       -------------------
Form 13F Information Table Value Total:                     $207,445
                                                       -------------------
                                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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

                                                STARWOOD REAL ESTATE SECURITIES, LLC
                                                     FORM 13F INFORMATION TABLE
                                                   Quarter Ended December 31, 2011

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                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CAMPUS CMNTYS INC   COM            024835100    5,921   141,100 SH       SOLE                  141,100
BROOKFIELD OFFICE PPTYS INC  COM            112900105   11,830   756,400 SH       SOLE                  756,400
CAMDEN PPTY TR               SH BEN INT     133131102    7,208   115,810 SH       SOLE                  115,810
CHATHAM LODGING TR           COM            16208T102    6,583   610,707 SH       SOLE                  610,707
COGDELL SPENCER INC          COM            19238U107    2,845   669,520 SH       SOLE                  669,520
COHEN & STEERS INC           COM            19247A100   17,119   592,364 SH       SOLE                  592,364
COLONIAL PPTYS TR            COM SH BEN INT 195872106    6,390   306,350 SH       SOLE                  306,350
D R HORTON INC               COM            23331A109    4,648   368,577 SH       SOLE                  368,577
EQUITY LIFESTYLE PPTYS INC   COM            29472R108   18,749   281,132 SH       SOLE                  281,132
EQUITY ONE                   COM            294752100    6,461   380,505 SH       SOLE                  380,505
FIRST INDUSTRIAL REALTY TRUS COM            32054K103    8,795   859,680 SH       SOLE                  859,680
FOREST CITY ENTERPRISES INC  CL A           345550107   11,560   978,007 SH       SOLE                  978,007
HEALTHCARE RLTY TR           COM            421946104    8,020   431,433 SH       SOLE                  431,433
HFF INC                      CL A           40418F108    3,674   355,660 SH       SOLE                  355,660
HYATT HOTELS CORP            COM CL A       448579102   10,686   283,913 SH       SOLE                  283,913
KILROY RLTY CORP             COM            49427F108    9,824   258,050 SH       SOLE                  258,050
LENNAR CORP                  CL A           526057104    5,415   275,593 SH       SOLE                  275,593
MACERICH CO                  COM            554382101   14,316   282,930 SH       SOLE                  282,930
NATIONAL RETAIL PROPERTIES I COM            637417106    5,936   225,000 SH       SOLE                  225,000
PEBBLEBROOK HOTEL TR         COM            70509V100    8,328   434,200 SH       SOLE                  434,200
PENNSYLVANIA RL ESTATE INVT  SH BEN INT     709102107    2,452   234,868 SH       SOLE                  234,868
RAMCO-GERSHENSON PPTYS TR    COM SH BEN INT 751452202   16,103 1,638,136 SH       SOLE                1,638,136
SABRA HEALTH CARE REIT INC   COM            78573L106    5,489   453,973 SH       SOLE                  453,973
SUNSTONE HOTEL INVS INC NEW  COM            867892101    5,700   699,431 SH       SOLE                  699,431
TOLL BROTHERS INC            COM            889478103    3,393   166,155 SH       SOLE                  166,155